Summary of Interest Expense - Bank Loans and Notes Payables (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings			$ 6,228	$ 4,459		$ 4,786
Finance charges for employee benefits			231	200		202
Derivative instruments			1,174	1,946		2,370
Finance charges of leases			105	129		0
Finance operating charges			156	170		210
Interest Expense	$ 397		$ 7,894	$ 6,904	[2]	$ 7,568

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18